UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Institutional Investment Manager Filing this Report:

Name:   	HITE Hedge Asset Management LLC
		One Gateway Center
		Suite 308
		Newton, MA  02458

Form 13F File Number:  28-

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required times, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	James E. Conant
Title:  Chief Financial and Compliance Officer
Phone:  203-464-0066

Signature, Place, and Date of Signing

James E. Conant		Newton, MA		February 12, 2013

Report Type (Check Only One):

[ X ]  	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ]  	13F COMBINATION REPORT.



EDGAR <1>
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:   $98,035

List of Other Included Managers:

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





























Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8





Investment
Other
Voting
Name of Issuer
Title of Class
CUSIP
Value
Shares
Discretion
Manager
Authority
ACCESS MIDSTREAM PARTNERS LP
UNIT
00434L109
$10,860
323,805
Sole
None
323,805
DELEK LOGISTICS PARTNERS LP
COM UNT RP INT
24664T103
$7,645
332,378
Sole
None
332,378
TARGA RESOURCES PARTNERS LP
COM UNIT
87611X105
$6,281
168,043
Sole
None
168,043
TESORO LOGISTICS LP
COM UNIT LP
88160T107
$6,217
141,933
Sole
None
141,933
MARKWEST ENERGY PARTNERS LP
UNIT LTD PARTN
570759100
$4,781
93,736
Sole
None
93,736
ATLAS AMERICA INC
COM UNITS LP
04930A104
$4,210
121,183
Sole
None
121,183
QR ENERGY LP UNIT LTD PARTNERSHIP
UNIT LTD PRTNS
74734R108
$3,707
223,574
Sole
None
223,574
RENTECH INC.
COM
760112102
$3,475
1,321,127
Sole
None
1,321,127
MEMORIAL PRODUCTION PARTNERS LP
COM U REP LTD
586048100
$3,438
192,690
Sole
None
192,690
LEGACY RESERVES LP
UNIT LP INT
524707304
$3,410
143,258
Sole
None
143,258
INERGY LP
UIT LTD PTNR
456615103
$3,318
182,431
Sole
None
182,431
KINDER MORGAN MANAGEMENT LLC
SHS
49455U100
$3,203
42,440
Sole
None
42,440
LEHIGH GAS PARTNERS LP
UT LTD PTN INT
524814100
$3,007
161,839
Sole
None
161,839
NGL ENERGY PARTNERS
COM UNIT REPST
62913M107
$2,940
126,092
Sole
None
126,092
SUBURBAN PROPANE PARTNERS LP
UNIT LTD PARTN
864482104
$2,886
74,279
Sole
None
74,279
NUSTAR GP HOLDINGS LLC
UNIT RESTG LLC
67059L102
$2,651
95,737
Sole
None
95,737
ENERGY TRANSFER EQUITY LP
COM UT LTD PTN
29273V100
$2,438
53,602
Sole
None
53,602
EQT MIDSTREAM PARTNERS LP
UNIT LTD PARTN
26885B100
$2,082
66,852
Sole
None
66,852
WILLIAMS COS INC
COM
969457100
$2,072
63,300
Sole
None
63,300
TRANSMONTAIGNE PARTNERS LP
COM UNIT LP
89376V100
$1,920
50,572
Sole
None
50,572
SANDRIDGE MISSISSIPPIAN TRUST II
SH BEN INT
80007V106
$1,859
114,286
Sole
None
114,286
BREITBURN ENERGY PARTNERS LP
COM UT LTD PTN
106776107
$1,763
95,478
Sole
None
95,478
EV ENERGY PARTNERS LP
COM UNITS
26926V107
$1,745
30,850
Sole
None
30,850
CROSSTEX ENERGY INC
COM
22765Y104
$1,623
113,160
Sole
None
113,160
MID-CON ENERGY PARTNERS LP
COM UNIT REPST
59560V109
$1,519
81,232
Sole
None
81,232
SUMMIT MIDSTREAM PARTNERS LP
COM UNIT LTD
866142102
$1,513
76,300
Sole
None
76,300
WILLIAMS PARTNERS LP
COM UNIT LP
96950F104
$1,319
27,100
Sole
None
27,100
KINDER MORGAN ENERGY PARTNERS
UT LTD PARTNER
494550106
$1,317
16,500
Sole
None
16,500
TARGA RES CORP COM
COM UNIT
87612G101
$1,189
22,506
Sole
None
22,506
SOUTHCROSS ENERGY PARTNERS, L.P.
COM UNIT LTDPT
84130C100
$730
30,700
Sole
None
30,700
ROSE ROCK MIDSTREAM LP
COM UNIT REP LTD
777149105
$660
20,973
Sole
None
20,973
GENESIS ENERGY LP
UNIT LTD PARTN
371927104
$635
17,780
Sole
None
17,780
EAGLE ROCK ENERGY PARTNERS
UNIT
26985R104
$429
49,609
Sole
None
49,609
ENBRIDGE ENERGY PARTNERS LP
COM
29250R106
$405
14,500
Sole
None
14,500
COPANO ENERGY LLC
COM UNITS
217202100
$316
10,000
Sole
None
10,000
CROSSTEX ENERGY LP
COM
22765U102
$261
17,948
Sole
None
17,948
ENERGY INCOME AND GROWTH
COM
33738G104
$210
6,843
Sole
None
6,843